Supplementary Financial Statement Information (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Temporary Investments	$ 757	$ 738
Percentage of inventories valued using last-in, first-out inventory method	79.00%
Excess of replacement or current costs over stated LIFO value	$ 376	345
Depreciation expense	1,200	1,200	$ 1,300
Interest payments	$ 682	$ 680	$ 718